ORGANIZATION AND BASIS OF PRESENTATION (Details)						1 Months Ended							6 Months Ended		87 Months Ended
	Dec. 12, 2017 USD ($) $ / shares shares	Oct. 13, 2017 USD ($) $ / shares shares	Oct. 05, 2017 $ / shares	Dec. 02, 2016 USD ($) $ / shares shares	Nov. 10, 2016 shares	Mar. 23, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Sep. 20, 2016 USD ($) $ / shares shares	Aug. 25, 2016 shares	Jun. 24, 2016 shares	May 27, 2016 shares	Mar. 31, 2006 shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Shares issued in business acquisition										4,895,000	4,992,500
Proceeds from Issuance of common stock | $													$ 41,000		$ 836,724
Reverse stock split ratio			50
Common stock, par value per share | $ / shares			$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001
Stock issued for services, shares				15,400,000	1,000,000			32,000,000	6,696,500
Website development cost agreed upon | $																$ 173,120,000,000	$ 117,600,000,000
Units [Member]
Business Acquisition [Line Items]
Price of unit issued | $ / shares	$ 0.04					$ 0.04	$ 0.04
Issuance of common stock, shares	2,022,500					550,000	475,000
Proceeds from Issuance of common stock | $	$ 80,900					$ 22,000	$ 19,000
Term of warrant	2 years					2 years	2 years
Exercise price | $ / shares	$ 0.05					$ 0.05	$ 0.05
Officer [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition		15,753,500
Exercise price | $ / shares		$ 0.005		$ 0.005				$ 0.005
Stock issued for services, shares		15,753,500		16,400,000				38,696,500
Stock issued for services | $		$ 78,768		$ 82,000				$ 193,483
Wei Liang [Member]
Business Acquisition [Line Items]
Shares issued in acquisition											18,725,003
Common shares acquired											4,992,500
Ownership percentage											26.662%
Wei Zhu [Member]
Business Acquisition [Line Items]
Shares issued in acquisition										18,725,003
Common shares acquired										4,895,000
Ownership percentage										26.142%
Acquisition of Bao Shinn International Express Limited [Member]
Business Acquisition [Line Items]
Shares issued in acquisition												16,500,000
Percent of common shares acquired												100.00%